Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
Dec. 31, 2017 USD ($) yr
Statement [Line Items]
Dividend yield	0.00%
Expected life of options in years | yr	4.20
Weighted average fair value of options granted | $	$ 4.26
Bottom of range [Member]
Statement [Line Items]
Risk free rate	0.56%
Expected volatility	46.49%
Top of range [Member]
Statement [Line Items]
Risk free rate	0.60%
Expected volatility	46.87%